Fair Value Measurements (Details) - Schedule of fair value measurements - $ / shares	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 22, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)		$ 9.14	$ 10.83	$ 10.17	$ 10.17
Strike price (in Dollars per share)		$ 11.50	$ 11.5	$ 11.50	$ 11.5
Term (in years)		5 years 138 days	5 years 1 month 13 days	5 years 47 days	5 years 1 month 17 days
Volatility		24.40%	36.00%	24.40%	24.40%
Risk-free rate		0.32%	0.74%	0.38%	0.38%
Dividend yield		0.00%	0.00%	0.00%	0.00%
Intial Measurement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	$ 9.26
Strike price (in Dollars per share)	$ 11.50
Term (in years)	5 years 153 days
Volatility	24.40%
Risk-free rate	0.33%
Dividend yield	0.00%